Schedule of Supplemental Cash Flow Information Related to Operating and Financing Leases (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Operating cash flows from operating leases	$ 1,005	$ 317	$ 877	[1]	$ 339	[1]
Operating cash flows from financing leases	36	41	14		6
Financing cash flows from financing leases	9	7	81		30
Operating lease	$ 4,714	$ 223	$ 204		$ 68

[1]	Includes payments made for operating leases with a term of one year or less.